Future Abandonment Cost (Parenthetical) (Detail) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Asset Retirement Obligations [Line Items]
Accrued Liabilities	$ 44,296	$ 44,326	$ 59,478
Remediation Property for Sale, Abandonment or Disposal
Asset Retirement Obligations [Line Items]
Accrued Liabilities	$ 2,400